Condensed Consolidated Statements of Stockholders' Deficit - USD ($) $ in Thousands	Total	Common Stock	Non-controlling Interest	Accumulated Deficit
Balance, shares at Dec. 31, 2017		48,662,388
Balance, amount at Dec. 31, 2017	$ (3,966)	$ 9,309	$ (1,978)	$ (11,297)
Non-cash equity compensation (Note 4), shares		1,228,610
Non-cash equity compensation (Note 4), amount	3,185	$ 3,185	0	0
Sales of common stock for cash (Note 4), shares		493,000
Sales of common stock for cash (Note 4), amount	1,205	$ 1,205	0	0
Net loss	(5,603)	$ 0	(200)	(5,403)
Balance, shares at Dec. 31, 2018		50,383,998
Balance, amount at Dec. 31, 2018	(5,179)	$ 13,699	(2,178)	(16,700)
Non-cash equity compensation (Note 4), amount	15	$ 15	0	0
Sales of common stock for cash (Note 4), shares		90,000
Sales of common stock for cash (Note 4), amount	225	$ 225	0	0
Net loss	(598)	$ 0	(44)	(554)
Balance, shares at Mar. 31, 2019		50,473,998
Balance, amount at Mar. 31, 2019	(5,537)	$ 13,939	(2,222)	(17,254)
Balance, shares at Dec. 31, 2018		50,383,998
Balance, amount at Dec. 31, 2018	(5,179)	$ 13,699	(2,178)	(16,700)
Non-cash equity compensation (Note 4), amount	46
Net loss	(1,807)
Balance, shares at Sep. 30, 2019		50,774,798
Balance, amount at Sep. 30, 2019	(5,963)	$ 14,721	(2,298)	(18,386)
Balance, shares at Dec. 31, 2018		50,383,998
Balance, amount at Dec. 31, 2018	(5,179)	$ 13,699	(2,178)	(16,700)
Non-cash equity compensation (Note 4), amount	61	$ 61	0	0
Sales of common stock for cash (Note 4), shares		422,800
Sales of common stock for cash (Note 4), amount	1,056	$ 1,056	0	0
Net loss	(2,608)	$ 0	(154)	(2,454)
Balance, shares at Dec. 31, 2019		50,806,798
Balance, amount at Dec. 31, 2019	(6,670)	$ 14,816	(2,332)	(19,154)
Balance, shares at Mar. 31, 2019		50,473,998
Balance, amount at Mar. 31, 2019	(5,537)	$ 13,939	(2,222)	(17,254)
Non-cash equity compensation (Note 4), amount	15	$ 15	0	0
Sales of common stock for cash (Note 4), shares		294,000
Sales of common stock for cash (Note 4), amount	735	$ 735	0	0
Net loss	(596)	$ 0	(42)	(554)
Balance, shares at Jun. 30, 2019		50,767,998
Balance, amount at Jun. 30, 2019	(5,383)	$ 14,689	(2,264)	(17,808)
Non-cash equity compensation (Note 4), amount	15	$ 15	0	0
Sales of common stock for cash (Note 4), shares		6,800
Sales of common stock for cash (Note 4), amount	17	$ 17	0	0
Net loss	(612)	$ 0	(34)	(578)
Balance, shares at Sep. 30, 2019		50,774,798
Balance, amount at Sep. 30, 2019	(5,963)	$ 14,721	(2,298)	(18,386)
Balance, shares at Dec. 31, 2019		50,806,798
Balance, amount at Dec. 31, 2019	(6,670)	$ 14,816	(2,332)	(19,154)
Sales of common stock for cash (Note 4), shares		21,500
Sales of common stock for cash (Note 4), amount	108	$ 108	0	0
Net loss	(677)	$ 0	(34)	(643)
Balance, shares at Mar. 31, 2020		50,828,298
Balance, amount at Mar. 31, 2020	(7,239)	$ 14,924	(2,366)	(19,797)
Balance, shares at Dec. 31, 2019		50,806,798
Balance, amount at Dec. 31, 2019	(6,670)	$ 14,816	(2,332)	(19,154)
Non-cash equity compensation (Note 4), amount	0
Net loss	(1,992)
Balance, shares at Sep. 30, 2020		51,128,298
Balance, amount at Sep. 30, 2020	(7,053)	$ 16,424	(2,425)	(21,052)
Balance, shares at Mar. 31, 2020		50,828,298
Balance, amount at Mar. 31, 2020	(7,239)	$ 14,924	(2,366)	(19,797)
Sales of common stock for cash (Note 4), shares		300,000
Sales of common stock for cash (Note 4), amount	1,500	$ 1,500	0	0
Net loss	(638)	$ 0	(32)	(606)
Balance, shares at Jun. 30, 2020		51,128,298
Balance, amount at Jun. 30, 2020	(6,377)	$ 16,424	(2,398)	(20,403)
Sales of common stock for cash (Note 4), amount	0	0	0	0
Net loss	(676)	$ 0	(27)	(649)
Balance, shares at Sep. 30, 2020		51,128,298
Balance, amount at Sep. 30, 2020	$ (7,053)	$ 16,424	$ (2,425)	$ (21,052)